Short-term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term Debt	Short-term Debt

As at	December 31, 2021	December 31, 2020
Commercial paper (a)	$161	$236
Project financing	8	20
	$169	$256
(a)Washington Gas use short-term debt in the form of commercial paper or unsecured short-term bank loans to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position.

Project Financing

WGL and certain of its subsidiaries previously obtained third-party project financing on behalf of the United States federal government to provide funds for the construction of certain energy management services projects entered into under Washington Gas' area-wide contract. When these projects are formally accepted by the government and deemed complete, the ownership of the receivable is assigned to the third-party lender in satisfaction of the obligation, removing both the receivable and the obligation related to the financing from the Consolidated Financial Statements. As at December 31, 2021, draws related to project financing were $8 million (December 31, 2020 - $20 million).

Credit Facilities

As at December 31, 2021, AltaGas held a $70 million (December 31, 2020 - $70 million) unsecured demand revolving operating credit facility with a Canadian chartered bank. Draws on the facility bear interest at the lender's prime rate or at the bankers' acceptance rate plus a stamping fee. Letters of credit outstanding under this facility as at December 31, 2021 were $34 million (December 31, 2020 - $nil).

As at December 31, 2021, AltaGas held a US$200 million (December 31, 2020 - US$200 million) unsecured bilateral letter of credit demand facility with a Canadian chartered bank. Borrowings on the facility incur fees and interest at rates relevant to the nature of the draws made. Letters of credit outstanding under this facility as at December 31, 2021 were $139 million (December 31, 2020 - $190 million).

As at December 31, 2021, AltaGas held a US$125 million (December 31, 2020 - $nil) demand letter of credit facility. Letters of credit outstanding under this facility as at December 31, 2021 were $99 million (December 31, 2020 - $nil).
WGL and Washington Gas use short-term debt in the form of commercial paper and advances under its syndicated bank credit facilities to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position. As at December 31, 2021, commercial paper outstanding classified as short-term debt totaled $161 million (December 31, 2020 - $236 million).

As at December 31, 2021, Petrogas held a $30 million (December 31, 2020 - $30 million) unsecured bilateral letter of credit demand facility. Letters of credit outstanding under this facility as at December 31, 2021 were $7 million (December 31, 2020 - $22 million).

As at December 31, 2021, Petrogas held an unsecured bilateral letter of credit demand facility of $25 million (December 31, 2020 - $25 million). Letters of credit outstanding under this facility as at December 31, 2021 were $nil (December 31, 2020 - $nil).